Debt Instruments - Breakdown by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments
Financial assets	€ 184,596	€ 191,124	€ 199,351
Financial assets (as a percent)		100.00%	100.00%
Debt instruments
Debt Instruments
Financial assets	€ 184,596	€ 191,124	€ 199,351
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 35,108	€ 40,677	€ 40,741
Public fixed income
Debt Instruments
Financial assets	149,488	150,447	158,610
Standard & Poors AAA Rating | Debt instruments
Debt Instruments
Financial assets	€ 15,822	€ 19,735	€ 17,163
Financial assets (as a percent)	8.57%	10.33%	8.61%
Standard & Poors AAA Rating | Private fixed income
Debt Instruments
Financial assets	€ 14,737	€ 18,901	€ 16,239
Standard & Poors AAA Rating | Public fixed income
Debt Instruments
Financial assets	1,085	834	924
Standard & Poors AA Rating | Debt instruments
Debt Instruments
Financial assets	€ 33,458	€ 23,681	€ 26,236
Financial assets (as a percent)	18.13%	12.39%	13.16%
Standard & Poors AA Rating | Private fixed income
Debt Instruments
Financial assets	€ 5,133	€ 2,715	€ 2,714
Standard & Poors AA Rating | Public fixed income
Debt Instruments
Financial assets	28,325	20,966	23,522
Standard & Poors, A Rating | Debt instruments
Debt Instruments
Financial assets	€ 62,982	€ 72,856	€ 12,410
Financial assets (as a percent)	34.12%	38.12%	6.23%
Standard & Poors, A Rating | Private fixed income
Debt Instruments
Financial assets	€ 3,238	€ 3,464	€ 4,373
Standard & Poors, A Rating | Public fixed income
Debt Instruments
Financial assets	59,744	69,392	8,037
Standard & Poors BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 29,655	€ 26,930	€ 97,461
Financial assets (as a percent)	16.06%	14.09%	48.89%
Standard & Poors BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 4,889	€ 5,093	€ 6,449
Standard & Poors BBB Rating | Public fixed income
Debt Instruments
Financial assets	24,766	21,837	91,012
Standard & Poors below BBB Rating | Debt instruments
Debt Instruments
Financial assets	€ 36,710	€ 38,080	€ 37,502
Financial assets (as a percent)	19.89%	19.92%	18.81%
Standard & Poors below BBB Rating | Private fixed income
Debt Instruments
Financial assets	€ 1,244	€ 668	€ 2,393
Standard & Poors below BBB Rating | Public fixed income
Debt Instruments
Financial assets	35,466	37,412	35,109
Unrated | Debt instruments
Debt Instruments
Financial assets	€ 5,969	€ 9,842	€ 8,579
Financial assets (as a percent)	3.23%	5.15%	4.30%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 5,867	€ 9,836	€ 8,573
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 102	€ 6	€ 6